Vanguard High Dividend Yield Index Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard High Dividend Yield Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE High Dividend Yield Index (the “Target Index”), which consists of common stocks of companies that pay dividends that generally are higher than average (excluding real estate investment trusts (“REITs”)). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.